Related Party Transactions - Significant Transactions Between the Controlling Company and Related Parties (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Loans to related parties during the year	₩ 450,638	₩ 627,783	₩ 1,055,895
Loans recorded as allowance for doubtful accounts	898,274	916,790	₩ 1,094,464	₩ 977,771
Posco [member] | Suncheon Eco Trans Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Loans to related parties during the year		2,950
Loans [member]
Disclosure of transactions between related parties [line items]
Loans recorded as allowance for doubtful accounts	195,339	147,980
Loans [member] | Suncheon Eco Trans Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Loans recorded as allowance for doubtful accounts	₩ 2,950
Loans [member] | Posco [member] | Suncheon Eco Trans Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Loans recorded as allowance for doubtful accounts		₩ 2,950